Debt Instruments - FVTOCI (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets	$ 1,743,889	$ 1,616,873
Debt instruments
Financial assets
Financial assets	466,396	513,568
Mexico | Government debt securities
Financial assets
Financial assets	355,658	336,872
Foreign | Government debt securities
Financial assets
Financial assets	102,005	165,955
BRAZIL | Government debt securities
Financial assets
Financial assets	32,715	25,744
Financial assets at fair value through other comprehensive income category | Debt instruments
Financial assets
Financial assets	313,906	390,974	$ 355,321	$ 233,463
Financial assets at fair value through other comprehensive income category | Debt instruments | Gross carrying amount
Financial assets
Financial assets	313,906	390,974
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities
Financial assets
Financial assets	241	245
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Gross carrying amount
Financial assets
Financial assets	241	245
Financial assets at fair value through other comprehensive income category | Mexico | Government debt securities | Gross carrying amount
Financial assets
Financial assets	235,139	237,347
Financial assets at fair value through other comprehensive income category | Mexico | United Mexican States Bonds (UMS)
Financial assets
Financial assets	20,539	36,573
Financial assets at fair value through other comprehensive income category | Mexico | M, M3 and M5 Mexican Government Bonds (M Bonds)
Financial assets
Financial assets	211,518	197,658
Financial assets at fair value through other comprehensive income category | Mexico | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets	18,043	12,250
Financial assets at fair value through other comprehensive income category | Mexico | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets	3,082	3,116
Financial assets at fair value through other comprehensive income category | Foreign | Government debt securities | Gross carrying amount
Financial assets
Financial assets	60,483	141,132
Financial assets at fair value through other comprehensive income category | UNITED STATES | Government debt securities
Financial assets
Financial assets	34,966	99,827
Financial assets at fair value through other comprehensive income category | UNITED STATES | US Government Treasury Notes (TNOTE)
Financial assets
Financial assets		15,561
Financial assets at fair value through other comprehensive income category | BRAZIL | Government debt securities
Financial assets
Financial assets	$ 25,517	$ 25,744